Fair value and fair value hierarchy of financial instruments - Schedule of carrying amount and fair value of the financial instruments (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	$ 1,572,697,716	$ 1,953,078,309
Derivative financial Asset	1,165,220,000	0
Stock loan	1,200,980,200	1,535,679,600
Financial assets	2,773,677,916	3,488,757,909
Carrying amounts [member]
Categories of financial assets [abstract]
Financial assets	3,938,897,916	3,488,757,909
Carrying amounts [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,572,697,716	1,953,078,309
Carrying amounts [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	1,200,980,200	1,535,679,600
Carrying amounts [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	1,165,220,000
Categories of financial liabilities [abstract]
Derivative financial liability and convertible bond	116,809,500
Fair values [member]
Categories of financial assets [abstract]
Financial assets	3,921,050,695	3,488,757,909
Fair values [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Financial assets at fair value through profit or loss	1,572,697,716	1,953,078,309
Fair values [member] | Stock loan [member]
Categories of financial assets [abstract]
Stock loan	1,200,980,200	$ 1,535,679,600
Fair values [member] | Derivative financial Asset [member]
Categories of financial assets [abstract]
Derivative financial Asset	1,147,372,779
Categories of financial liabilities [abstract]
Derivative financial liability and convertible bond	$ 116,809,500